DEBT AND CREDIT AGREEMENTS - Summary of Principal Repayments, Interest Payments and Related Weighted Average Interest Rates (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 CAD ($)
Long-Term Debt Principal Repayments
Year 1	$ 925
Year 2	425
Year 3	750
Year 4	1,100
Year 5	800
During 5 years	4,000
Years 6-10	5,760
Thereafter	9,285
Total	19,045
Interest Payments	$ 11,444
Weighted-Average Interest Rate	4.20%
Year 1
Long-Term Debt Principal Repayments
Interest Payments	$ 792
Weighted-Average Interest Rate	2.80%
Year 2
Long-Term Debt Principal Repayments
Interest Payments	$ 775
Weighted-Average Interest Rate	1.40%
Year 3
Long-Term Debt Principal Repayments
Interest Payments	$ 751
Weighted-Average Interest Rate	4.90%
Year 4
Long-Term Debt Principal Repayments
Interest Payments	$ 724
Weighted-Average Interest Rate	3.50%
Year 5
Long-Term Debt Principal Repayments
Interest Payments	$ 675
Weighted-Average Interest Rate	4.80%
5 Years and Thereafter
Long-Term Debt Principal Repayments
Interest Payments	$ 3,717
Weighted-Average Interest Rate	3.60%
Years 6-10
Long-Term Debt Principal Repayments
Interest Payments	$ 2,800
Weighted-Average Interest Rate	4.20%
Thereafter
Long-Term Debt Principal Repayments
Interest Payments	$ 4,927
Weighted-Average Interest Rate	4.50%